Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
February 28, 2023

Dates Covered
Collections Period	01/03/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,007,635,043.02	45,522
Original Yield Supplement Overcollateralization Amount	109,171,221.41	0
Aggregate Starting Principal Balance	1,116,806,264.43	45,522
Principal Payments	70,394,235.25	1,369
Defaulted Receivables	55,196.61	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	100,079,560.44	0
Pool Balance at 02/28/23	946,277,272.13	44,151

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.69%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	4,068,146.55	174
Past Due 61-90 days	533,599.04	28
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	4,601,745.59	202

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.05%
Delinquency Trigger Occurred	NO

Recoveries	44,564.44
Aggregate Net Losses/(Gains) - February 2023	10,632.17
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	8,516,495.45
Actual Overcollateralization	8,516,495.45
Weighted Average Contract Rate	5.60%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	59.08

Flow of Funds	$ Amount
Collections	80,205,076.39
Investment Earnings on Cash Accounts	7,985.16
Servicing Fee	(1,799,298.98)
Transfer to Collection Account	-
Available Funds	78,413,762.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,853,377.45
(3) Noteholders' First Priority Principal Distributable Amount	16,002,727.87
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	30,230,000.00
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,516,495.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,498,675.72

Total Distributions of Available Funds	78,413,762.57

Servicing Fee	1,799,298.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Original Note Balance	1,007,630,000.00
Principal Paid	69,869,223.32
Note Balance @ 03/15/23	937,760,776.68

Class A-1
Original Note Balance	216,550,000.00
Principal Paid	69,869,223.32
Note Balance @ 03/15/23	146,680,776.68
Note Factor @ 03/15/23	67.7352929%

Class A-2a
Original Note Balance	258,240,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	258,240,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-2b
Original Note Balance	110,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	110,000,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-3
Original Note Balance	279,880,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	279,880,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-4
Original Note Balance	97,610,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	97,610,000.00
Note Factor @ 03/15/23	100.0000000%

Class B
Original Note Balance	30,230,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	30,230,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Original Note Balance	15,120,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	15,120,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,045,863.53
Total Principal Paid	69,869,223.32
Total Paid	73,915,086.85

Class A-1
Coupon	4.86700%
Interest Paid	819,737.99
Principal Paid	69,869,223.32
Total Paid to A-1 Holders	70,688,961.31

Class A-2a
Coupon	5.18000%
Interest Paid	1,114,736.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,114,736.00

Class A-2b
One-Month SOFR	4.40118%
Coupon	4.83118%
Interest Paid	413,334.29
Principal Paid	0.00
Total Paid to A-2b Holders	413,334.29

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.0152273
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	69.3401579
Total Distribution Amount	73.3553852

A-1 Interest Distribution Amount	3.7854444
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	322.6470714
Total A-1 Distribution Amount	326.4325158

A-2a Interest Distribution Amount	4.3166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3166667

A-2b Interest Distribution Amount	3.7575845
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.7575845

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	229.04
Noteholders' Second Priority Principal Distributable Amount	432.67
Noteholders' Third Priority Principal Distributable Amount	216.40
Noteholders' Principal Distributable Amount	121.89

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	5,038,175.22
Investment Earnings	7,985.16
Investment Earnings Paid	(7,985.16)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$653,979.47	N/A	N/A
Number of Extensions	44	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.06%	N/A	N/A

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$962.22	88.0%
Class B Notes	$30.23	2.8%
Class C Notes	$15.12	1.4%
Fair Value of the Notes	$1,007.56	92.2%
Certificates	$85.63	7.8%
Total	$1,093.19	100.0%
Reserve Account	$5.04	0.5%
Fair Value of the Certificates and Reserve
Account	$90.66	8.3%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.